Long-Term Debt - 2019 Mezzanine Term Loan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Long-Term Debt
Proceeds from issuance of debt	$ 9,563	$ 19,920
Mezzanine Term Loan [Member]
Long-Term Debt
Maximum borrowing capacity	40,000
Available borrowing capacity	30,000
Borrowing capacity on achievement of certain performance milestones	$ 10,000
Spread on variable rate	5.00%
Proceeds from issuance of debt	$ 10,000
Mezzanine Term Loan [Member] | Prime Rate [Member]
Long-Term Debt
Interest rate	9.75%